SHARE-BASED COMPENSATION - Schedule of Restricted Share Unit Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Number of Restricted Share Units
Nonvested balance at beginning of period (in shares)	14,586,892
Granted (in shares)	8,911,674
Vested (in shares)	(6,919,616)
Forfeited (in shares)	(1,018,192)
Nonvested balance at end of period (in shares)	15,560,758	14,586,892
Weighted Average Grant-Date Fair Value
Nonvested balance at beginning of period (in dollars per share)	$ 283.16
Granted (in dollars per share)	267.37	$ 387.73	$ 263.83
Vested (in dollars per share)	248.06
Forfeited (in dollars per share)	291.38
Nonvested balance at end of period (in dollars per share)	$ 289.19	$ 283.16
Vested, grant-date fair value	$ 1,716,464	$ 1,343,403	$ 1,156,501